Income and social contributions taxes - Roll-forward of deferred tax assets (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Opening balance	R$ 1,504,014	R$ 7,971,419
Tax loss carried forward	208,754	185,649
Negative tax basis of social contribution carried forward	82,436	74,457
Provision for judicial liabilities	6,446	(55,116)
Operating provisions and other losses	(111,912)	122,493
Exchange rate variation	(1,557,089)	(3,941,212)
Derivative (gains) losses (“MtM”)	(1,071,764)	(2,297,143)
Amortization of fair value adjustments arising from business combinations	4,063	23,905
Unrealized profit on inventories	(26,274)	(301,417)
Leases	(35,598)	(65,513)
Goodwill - tax benefit on unamortized goodwill	(142,088)	(288,232)
Property, plant and equipment - deemed cost	11,382	80,982
Depreciation accelerated for tax-incentive reason	31,746	65,037
Capitalized loan costs	41,680	9,653
Fair value of biological assets	(224,234)	(108,440)
Deferred taxes on the results of subsidiaries abroad	(253,272)
Credits on exclusion of ICMS from the PIS/COFINS tax base	12,423	22,925
Other temporary differences	(473)	4,567
Closing balance	R$ (1,519,760)	R$ 1,504,014